Geographical analysis (by destination) Disclosure Of Sales Revenue By Destination Explanatory (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Consolidated sales revenue	$ 20,722	$ 19,914
China
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	49.80%	44.90%
Consolidated sales revenue	$ 10,321	$ 8,946
Asia (excluding China and Japan)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	11.20%	11.60%
Consolidated sales revenue	$ 2,331	$ 2,316
United States of America
Disclosure of geographical areas [line items]
Increase (Decrease) In Revenue		$ (59)
Sales revenue by destination (as a percent)	13.70%	15.40%
Consolidated sales revenue	$ 2,834	$ 3,058
Japan
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	8.70%	10.10%
Consolidated sales revenue	$ 1,793	$ 2,019
Europe (excluding UK)
Disclosure of geographical areas [line items]
Increase (Decrease) In Revenue		$ 45
Sales revenue by destination (as a percent)	7.10%	8.80%
Consolidated sales revenue	$ 1,466	$ 1,745
Canada
Disclosure of geographical areas [line items]
Increase (Decrease) In Revenue		$ 37
Sales revenue by destination (as a percent)	4.00%	3.40%
Consolidated sales revenue	$ 821	$ 671
Australia
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	1.60%	1.80%
Consolidated sales revenue	$ 325	$ 353
UK
Disclosure of geographical areas [line items]
Increase (Decrease) In Revenue		$ (56)
Sales revenue by destination (as a percent)	0.50%	0.60%
Consolidated sales revenue	$ 115	$ 117
Other
Disclosure of geographical areas [line items]
Increase (Decrease) In Revenue		$ 33
Sales revenue by destination (as a percent)	3.40%	3.40%
Consolidated sales revenue	$ 716	$ 689
Consolidated sales revenue
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	100.00%	100.00%
Consolidated sales revenue	$ 20,722	$ 19,914